POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
POST-EMPLOYMENT BENEFITS
Types of retirement benefits

Types of post-employment benefits sponsored by Eletrobras companies
	Social security plans			Other post-employment benefits
Company	BD Plan	Balanced Plan	CD Plan	Life insurance	Health plan
Eletrobras	X		X		X
CGT Eletrosul	X		X		X
Chesf	X	X	X
Eletronorte	X		X	X	X
Eletronuclear	X		X		X
Furnas	X		X		X

Schedule of amounts recognized in the balance sheet

	2021	2020
Social security plan benefits	5,839,349	6,791,370
Health and life insurance plans	245,457	225,471
Total post-employment benefit liabilities	6,084,806	7,016,841

Current	233,304	192,209
Non-current	5,851,502	6,824,632
	6,084,806	7,016,841

Summary of the actuarial and economic assumptions used to calculate the defined benefit plans

Economic Hypotheses
	2021	2020
Annual effective discount interest rate	2.87% to 5.47%	2.69% to 3.80%
Projection of average wage increase	1.00% to 2.01%	0.25% to 2.01%
Annual average inflation rate	4.00%	3.27%
Expected return on plan assets (i)	3.27%	3.27%

(i) represents the maximum and minimum rates of return on plan assets.

Demographic Assumptions
	2021	2020
Turnover rate	Null; 0% p.a.; Ex-Nucleos 2018	0% p.a; Ex-Nucleos 2018; Zero turnover table
Table of active and inactive mortality	AT-2000 segregated by gender and downsized by 10%; Women’s AT-2000 (aggravated by 15%); AT-2000 segregated by sex; AT-2000 Basic segregated by sex; Man’s AT-2000	AT-2000 (segregated by sex) downsized by 10%; AT-2000 (segregated by sex) downsized by 15%; Women’s AT-83 Basic (downsized by 10%); AT-2000 Basic downsized by 5% and segregated by sex; Men’s AT-2000
Table of mortality of disabled persons	RRB-1983; AT- 49 Relieved in 2 years; AT-49 Basic segregated by sex; MI-2006 segregated by sex and downsized by 10%; MI 85 by sex; AT-83 (IAM) Male	RRB-1983; AT-49 segregated by sex; AT-49 Relieved in 2 years Male; MI-2006 (segregated by sex) downsized by 10%; AT-83 IAM (male)
Table of disability	LIGHT (Weak); Álvaro Vindas downsized by 50%; Álvaro Vindas; TASA 1927; TASA 1927 aggravated by 20%; LIGHT (Average)	LIGHT; ALVARO VINDAS (downsized by 50%); Álvaro Vindas; TASA 1927; ALVARO VINDAS (50% off); LIGHT (AVERAGE)

Schedule of expected maturity of undiscounted benefits of post-employment defined benefit plans

Social Security Program	2022	2023	2024	2025	2026	After 2026	Total
As of December 31, 2021	2,227,379	2,087,182	2,173,124	2,036,627	4,045,226	20,085,418	32,654,956

Summary of amounts included in the fair value of plan assets

Fair values of equity and debt instruments are determined based on market prices quoted in active markets, while fair values of real estate investments are not based on market prices quoted in active markets.

Asset Category	2021	2020
Assets Immediately Available	1,189	1,176
Realizable Assets	504,955	788,598
Fixed Income Investments	27,222,524	30,197,616
Variable Income Investments	6,366,796	7,570,489
Real Estate Investments	872,022	1,019,850
Structured Investments	1,957,898	1,019,744
Loans and Financing	779,374	867,657
Investment abroad	429,010	—
Other	32,038	17,819
Collective risk benefit fund	—	22,201
(-) Assets of defined contribution plans	(9,107,431)	(9,005,558)
(-) Operating liabilities	(176,735)	(146,169)
(-) Contingent liabilities	(178,198)	(247,337)
(-) Investment Funds	(207,267)	(202,366)
(-) Administrative Funds	(399,858)	(387,349)
(-) Social Security Funds	(112,491)	(122,032)
Total assets	27,983,826	31,394,339

Social security defined benefit plans
POST-EMPLOYMENT BENEFITS
Schedule of amounts recognized in the balance sheet and income statement

	2021	2020
Present value of actuarial obligations partially or totally hedged	32,654,956	37,523,363
Fair value of plan assets	(27,983,826)	(31,394,339)
Asset ceiling	1,168,219	662,346
Net Liabilities / (Assets)	5,839,349	6,791,370

Net current service cost	72,507	80,782
Net interest cost	381,672	323,488
Actuarial expense / (revenue) recognized in the fiscal year	454,179	404,270

Schedule of changes in the present value of actuarial obligations

	2021	2020
Value of actuarial obligations at the beginning of the year	37,523,363	33,303,765
Current service cost	72,507	80,782
Interest on actuarial obligation	2,438,460	2,275,724
Benefits paid in the year	(2,554,573)	(2,310,773)
Standard Participant Contributions	33,707	38,280
Effect related to migration of plans	(90,972)	—
(Gain)/loss on actuarial obligations arising from remeasurement	(4,767,536)	4,135,585
Actuarial losses arising from changes in financial assumptions	(8,481,160)	3,491,997
Actuarial losses/(gains) arising from experience adjustments	3,713,625	643,588
Present value of actuarial obligations at the end of the year	32,654,956	37,523,363

Schedule of changes and composition of the fair value of assets

	2021	2020
Fair value of assets at the beginning of the year	31,394,339	29,687,699
Benefits paid during the year	(2,554,573)	(2,310,773)
Participant contributions disbursed during the year	33,707	38,280
Employee contributions disbursed during the year	294,489	245,127
Expected return on assets for the year	2,040,363	2,016,536
Gain (loss) on plan assets (excluding interest income)	(3,224,499)	1,717,470
Fair value of assets at the end of the year	27,983,826	31,394,339

Effective return on assets for the year	(1,184,136)	3,734,006

Summary of amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income

	2021	2020
Actuarial gains (losses) recognized in OCI in the fiscal year - Social security benefit plans, health plans and life insurance	1,154,355	(2,304,304)

Other post-employment benefit obligations
POST-EMPLOYMENT BENEFITS
Schedule of amounts recognized in the balance sheet and income statement

	2021	2020
Present value of actuarial obligations partially or totally hedged	245,457	225,471
Net Liabilities / (Assets)	245,457	225,471

Net current service cost	5,214	3,679
Net interest cost	14,467	9,651
Actuarial expense / (revenue) recognized in the year	19,681	13,330

Schedule of changes in the present value of actuarial obligations

	2021	2020
Amount of actuarial obligations at the beginning of the year	225,471	196,181
Current service cost	5,214	3,679
Interest on actuarial obligation	14,467	9,651
Benefits paid in the year	(22,085)	(46,586)
Derecognition of benefit	(26,005)	(29,248)
Effect related to migration of plans	52,662	—
Loss on actuarial obligations arising from remeasurement	(4,267)	91,794
Actuarial losses arising from changes in demographic assumptions	146,397	80,593
Actuarial losses arising from changes in financial assumptions	(111,260)	743
Actuarial losses resulting from experience adjustments	(39,404)	10,458
Present value of actuarial obligations at the end of the year	245,457	225,471